UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08548
Investment Company Act File Number

Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Large-Cap Value Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Aerospace & Defense — 4.7%
General Dynamics Corp.	1,500,000	$62,385,000
Lockheed Martin Corp.	2,025,000	139,785,750
Raytheon Co.	1,800,000	70,092,000
United Technologies Corp.	4,250,000	182,665,000

		$454,927,750

Beverages — 0.8%
PepsiCo, Inc.	1,500,000	$77,220,000

		$77,220,000

Biotechnology — 2.7%
Amgen, Inc.(1)	3,500,000	$173,320,000
Biogen Idec, Inc.(1)	1,750,000	91,735,000

		$265,055,000

Capital Markets — 2.9%
Franklin Resources, Inc.	1,000,000	$53,870,000
Goldman Sachs Group, Inc.	1,050,000	111,321,000
Northern Trust Corp.	2,000,000	119,640,000

		$284,831,000

Chemicals — 0.9%
Air Products and Chemicals, Inc.	1,500,000	$84,375,000

		$84,375,000

Commercial Banks — 1.6%
Wells Fargo & Co.	11,000,000	$156,640,000

		$156,640,000

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	4,250,000	$108,800,000

		$108,800,000

Communications Equipment — 0.7%
Cisco Systems, Inc.(1)	4,250,000	$71,272,500

		$71,272,500

Computers & Peripherals — 4.8%
Hewlett-Packard Co.	7,500,000	$240,450,000
International Business Machines Corp.	2,350,000	227,691,500

		$468,141,500

Consumer Finance — 0.5%
Capital One Financial Corp.	4,000,000	$48,960,000

		$48,960,000

Security	Shares	Value
Diversified Financial Services — 2.8%
JPMorgan Chase & Co.	10,250,000	$272,445,000

		$272,445,000

Diversified Telecommunication Services — 5.2%
AT&T, Inc.	10,200,000	$257,040,000
Verizon Communications, Inc.	8,350,000	252,170,000

		$509,210,000

Electric Utilities — 3.5%
Edison International	6,000,000	$172,860,000
FirstEnergy Corp.	4,250,000	164,050,000

		$336,910,000

Electrical Equipment — 0.7%
Emerson Electric Co.	2,500,000	$71,450,000

		$71,450,000

Energy Equipment & Services — 1.3%
Diamond Offshore Drilling, Inc.(2)	2,000,000	$125,720,000

		$125,720,000

Food & Staples Retailing — 5.8%
CVS Caremark Corp.	8,500,000	$233,665,000
Kroger Co. (The)	10,500,000	222,810,000
Wal-Mart Stores, Inc.	2,000,000	104,200,000

		$560,675,000

Food Products — 2.5%
Nestle SA	7,250,000	$244,936,648

		$244,936,648

Health Care Equipment & Supplies — 1.9%
Boston Scientific Corp.(1)	11,000,000	$87,450,000
Covidien, Ltd.	3,000,000	99,720,000

		$187,170,000

Health Care Providers & Services — 1.0%
Aetna, Inc.	2,000,000	$48,660,000
UnitedHealth Group, Inc.	2,500,000	52,325,000

		$100,985,000

Household Products — 1.3%
Clorox Co. (The)	1,050,000	$54,054,000
Kimberly-Clark Corp.	1,500,000	69,165,000

		$123,219,000

Independent Power Producers & Energy Traders — 0.6%
NRG Energy, Inc.(1)	3,000,000	$52,800,000

		$52,800,000

Security	Shares	Value
Insurance — 7.2%
ACE, Ltd.	3,750,000	$151,500,000
Chubb Corp.	5,000,000	211,600,000
MetLife, Inc.	4,000,000	91,080,000
Travelers Companies, Inc. (The)	6,000,000	243,840,000

		$698,020,000

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.(1)	2,000,000	$71,340,000

		$71,340,000

Machinery — 0.8%
Deere & Co.	2,250,000	$73,957,500

		$73,957,500

Media — 3.5%
Comcast Corp., Class A	12,500,000	$170,500,000
Vivendi SA	6,500,000	171,918,091

		$342,418,091

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR(2)	2,000,000	$89,200,000
Nucor Corp.	1,750,000	66,797,500

		$155,997,500

Multi-Utilities — 3.0%
PG&E Corp.	2,500,000	$95,550,000
Public Service Enterprise Group, Inc.	6,750,000	198,922,500

		$294,472,500

Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	3,000,000	$116,670,000
Apache Corp.	1,000,000	64,090,000
Chevron Corp.	3,600,000	242,064,000
ConocoPhillips	1,250,000	48,950,000
Devon Energy Corp.	1,000,000	44,690,000
Exxon Mobil Corp.	3,400,000	231,540,000
Hess Corp.	1,000,000	54,200,000
Occidental Petroleum Corp.	4,000,000	222,600,000
Peabody Energy Corp.	2,000,000	50,080,000
Total SA	4,750,000	234,884,624
XTO Energy, Inc.	2,250,000	68,895,000

		$1,378,663,624

Security	Shares	Value
Pharmaceuticals — 8.3%
Abbott Laboratories	1,150,000	$54,855,000
Bristol-Myers Squibb Co.	3,519,172	77,140,250
Johnson & Johnson	4,500,000	236,700,000
Merck & Co., Inc.	4,000,000	107,000,000
Pfizer, Inc.	15,000,000	204,300,000
Schering-Plough Corp.	5,426,619	127,796,878

		$807,792,128

Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.(2)	2,000,000	$94,120,000
Boston Properties, Inc.	1,500,000	52,545,000

		$146,665,000

Road & Rail — 1.3%
Burlington Northern Santa Fe Corp.	2,150,000	$129,322,500

		$129,322,500

Software — 1.3%
Microsoft Corp.	4,000,000	$73,480,000
Oracle Corp.(1)	2,750,000	49,692,500

		$123,172,500

Specialty Retail — 3.8%
Best Buy Co., Inc.	4,000,000	$151,840,000
Staples, Inc.	8,000,000	144,880,000
TJX Companies., Inc. (The)	3,000,000	76,920,000

		$373,640,000

Textiles, Apparel & Luxury Goods — 1.0%
Nike, Inc., Class B	2,000,000	$93,780,000

		$93,780,000

Tobacco — 1.9%
Philip Morris International, Inc.	5,250,000	$186,795,000

		$186,795,000

Total Common Stocks (identified cost $10,935,585,684)		$9,481,779,741

Short-Term Investments — 4.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.07%(3)	$261,574	$261,574,179
Eaton Vance Cash Collateral Fund, LLC, 0.85%(3)(4)	185,395	185,394,594

Total Short-Term Investments (identified cost $446,952,394)		$446,968,773

Total Investments — 102.0% (identified cost $11,382,538,078)		$9,928,748,514

Other Assets, Less Liabilities — (2.0)%		$(191,645,595)

Net Assets — 100.0%		$9,737,102,919

ADR	-	American Depository Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at March 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. For the fiscal year to date ended March 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $421,935, and net income allocated from the investment in Cash Management Portfolio was $247,990.
(4)		The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan at March 31, 2009. At March 31, 2009, the investment in Eaton Vance Cash Collateral Fund, LLC also includes an allocation of the change in unrealized depreciation from security loans that were terminated with the counterparty, for which the repayment obligations were settled by the Portfolio using other available cash. At March 31, 2009, the Portfolio loaned securities having a market value of $174,730,640 and received $184,787,250 of cash collateral for the loans. Other Assets, Less Liabilities includes a liability of $184,787,250 to repay collateral amounts upon the return of loaned securities.

The Portfolio did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,427,387,778

Gross unrealized appreciation	$110,380,322
Gross unrealized depreciation	(1,609,019,586)

Net unrealized depreciation	$(1,498,639,264)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$9,277,009,151
Level 2	Other Significant Observable Inputs	651,739,363
Level 3	Significant Unobservable Inputs	—

Total		$9,928,748,514

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009